Cover	Feb. 28, 2025
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Feb. 28, 2025
Entity Registrant Name	PriceSmart, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-22793
Entity Tax Identification Number	33-0628530
Entity Address, Address Line One	9740 Scranton Road
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	404-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	PSMT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	true
Entity Central Index Key	0001041803
Amendment Description	PriceSmart, Inc., a Delaware corporation (“PriceSmart” or the “Company”), is filing this Amendment No. 2 to Form 8-K to report that on September 4, 2025 (i) the Compensation and Human Capital Committee of the Board of Directors of the Company (the “Compensation Committee”), without changing the total annual compensation, approved a change in the mix of salary, bonus and equity awards previously approved for David Price upon his promotion to Chief Executive Officer, effective September 1, 2025, and (ii) the Company entered into an amendment to Mr. Price’s Amended and Restated Employment Agreement dated September 4, 2025 to reflect the change in his base salary.